Share-Based Compensation (Details)						12 Months Ended
	Oct. 16, 2023 USD ($) shares	Jun. 05, 2023 shares	Sep. 28, 2022 CNY (¥) shares	Jun. 07, 2022 shares	Mar. 19, 2019 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Share-Based Compensation (Details) [Line Items]
Share option granted								460,756
Percentage of tranche						25.00%	25.00%
Original option units ordinary shares						3,263,456	3,263,456
Restricted share units				174,544
Share option units						276,872	276,872
Share option exercise price per share (in Dollars per share) | $ / shares							$ 0.6
Accrued bonus (in Dollars) | $							$ 3,769,622
Exercisable after pre-requisite service period						3 years	3 years
Restricted share units
Total fair value (in Dollars) | $	$ 268,542
Share-based compensation expense (in Dollars) | $							$ 268,542
General and administrative expenses (in Yuan Renminbi) | ¥						¥ 1,928,084
Share-based compensation (in Yuan Renminbi) | ¥						¥ 64,476,991		¥ 74,686,711
Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Share option exercise price per share (in Dollars per share) | $ / shares							$ 1.2
Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Share option granted						2,660,744	2,660,744
2019 Share Option Scheme [Member]
Share-Based Compensation (Details) [Line Items]
Share option granted					50,000,000
Equivalent to ordinary shares			14,486,152		14,486,152
L&L Tomorrow Holdings Limited [Member]
Share-Based Compensation (Details) [Line Items]
Restricted share units	150,024
Original Option Units [Member]
Share-Based Compensation (Details) [Line Items]
Share option granted						2,614,947	2,614,947	1,666,000
Equivalent to ordinary shares						757,550	757,550
Share Option Units [Member]
Share-Based Compensation (Details) [Line Items]
Share option granted									7,194,000
Equivalent to ordinary shares								482,666	2,084,268
Share-based compensation (in Yuan Renminbi) | ¥			¥ 33,194,871
Share Option Units [Member] | Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Share option granted						11,264,951	11,264,951
Additional Stock options [Member]
Share-Based Compensation (Details) [Line Items]
Share option granted						460,756	460,756
Original option units ordinary shares								12,579,311
Restricted share units								3,514,114
Share option units						955,643	955,643
Cash bonus payable (in Yuan Renminbi) | ¥								¥ 3,520,177	¥ 3,769,622
Ordinary shares after share split						270,527	270,527
Pre-requisite service period						933,742	933,742
Additional Stock options [Member] | Common Stock [Member]
Share-Based Compensation (Details) [Line Items]
Share option granted									133,494
Accrued bonus (in Dollars) | $							$ 3,520,177
Award Components Two [Member]
Share-Based Compensation (Details) [Line Items]
Ordinary shares after share split						133,494	133,494
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation (Details) [Line Items]
Share option granted						9,184,482	9,184,482
Original option units ordinary shares						138,074	138,074
Restricted share units
Additional option units and restricted share units (in Yuan Renminbi) | ¥						¥ 62,548,907		¥ 44,421,298